AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 83.69%
Aerospace & Defense - 5.18%
Spirit AeroSystems Holdings, Inc., Class A(a)	30,377	$1,060,157
Triumph Group, Inc.(a)(b)	122,803	3,116,740
		4,176,897
Auto Parts & Equipment - 1.50%
TI Fluid Systems PLC(c)	488,743	1,207,447

Banks - 2.55%
First Bancshares, Inc.(b)	18,609	663,783
Spar Nord Bank AS	47,907	1,396,026
		2,059,809
Biotechnology - 4.09%
Intra-Cellular Therapies, Inc.(a)	25,720	3,297,304

Chemicals - 3.55%
Arcadium Lithium PLC(a)(b)	490,121	2,862,307

Commercial Services - 3.48%
Belships ASA	301,184	546,839
Cross Country Healthcare, Inc.(a)(b)	114,571	1,966,038
Global Blue Group Holding AG(a)	40,016	292,517
		2,805,394
Computers & Computer Services - 1.56%
PlayAGS, Inc.(a)(b)	53,554	649,075
Softchoice Corp.	36,232	612,569
		1,261,644
Distribution/Wholesale - 3.62%
H&E Equipment Services, Inc.	30,476	2,922,648

Diversified Financial Services - 2.61%
CI Financial Corp.	97,060	2,105,231

Electric - 4.58%
ALLETE, Inc.(b)	32,884	2,160,150
Altus Power, Inc.(a)(b)	310,743	1,531,963
		3,692,113
Entertainment - 1.87%
Everi Holdings, Inc.(a)	109,403	1,506,479

Food - 4.17%
Kellanova(b)	40,581	3,364,165

Healthcare - Products - 5.17%
Nevro Corp.(a)(b)	114,716	656,175
Patterson Cos., Inc.(b)	99,269	3,091,237
Surmodics, Inc.(a)	12,739	418,604
		4,166,016
Healthcare - Services - 1.84%
Accolade, Inc.(a)(b)	212,509	1,481,188

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 83.69% (Continued)
Lodging - 2.25%
Playa Hotels & Resorts NV(a)	135,881	$1,814,011

Media - 3.65%
Liberty Broadband Corp., Class C(a)(b)	35,761	2,941,700

Oil & Gas Services - 2.51%
ChampionX Corp.	67,974	2,025,625

Packaging & Containers - 3.84%
Berry Global Group, Inc.	21,208	1,530,581
Pactiv Evergreen, Inc.(b)	87,810	1,568,287
		3,098,868
Pharmaceuticals - 0.00%(d)
Calliditas Therapeutics AB(a)	1	19

Savings & Loans - 0.95%
Brookline Bancorp, Inc.(b)	65,188	769,218

Software - 17.07%
Altair Engineering, Inc., Class A(a)(b)	29,157	3,253,921
Aspen Technology, Inc.(a)	12,350	3,275,838
Enfusion, Inc., Class A(a)	17,514	201,061
Logility Supply Chain Solutions, Inc.(b)	44,929	634,847
Matterport, Inc.(a)	255,934	1,396,606
Nexus AG(a)	6,784	485,579
Paycor HCM, Inc.(a)	135,565	3,027,166
SolarWinds Corp.	81,076	1,484,502
		13,759,520
Telecommunications - 4.96%
Frontier Communications Parent, Inc.(a)(b)	93,335	3,359,127
GCI Liberty, Inc.(a)(e)	2,728	—
Spirent Communications PLC(a)	273,948	639,231
		3,998,358
Transportation - 2.69%
Air Transport Services Group, Inc.(a)(b)	97,012	2,166,278

TOTAL COMMON STOCKS
(Cost $66,540,309)		67,482,239

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 14.34%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.297	%(f)	5,781,874	$5,781,874
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.419	%(f)	5,781,874	5,781,874
				11,563,748

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

SHORT-TERM INVESTMENTS - 14.34% (Continued)

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,563,748)	$11,563,748

Total Investments - 98.03%
(Cost $78,104,057)	79,045,987

Other Assets in Excess of Liabilities - 1.97%(g)	1,585,640

NET ASSETS - 100.00%	$80,631,627

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At February 28, 2025, the aggregate fair market value of those securities was $20,051,160, representing 24.87% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, these securities had a total value of $1,207,447 or 1.50% of net assets.
(d)	Less than 0.005% of net assets.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2025, the total fair market value of these securities was $0, representing 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield as of February 28, 2025.
(g)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (5.98%)
COMMON STOCKS SOLD SHORT - (5.98%)
Media - (3.80%)
Charter Communications, Inc., Class A	(8,439)	$(3,068,167)

Oil & Gas Services - (2.06%)
Schlumberger NV	(39,852)	(1,660,235)

Software - (0.12%)
Clearwater Analytics Holdings, Inc., Class A	(3,093)	(96,192)

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,852,682)		$(4,824,594)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Berkshire Hills Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	$—	$—	$24,369	USD	804,397	$24,369
Morgan Stanley & Co./ Upon Termination	ChampionX Corp.	Paid 1 Month-Federal Rate Plus 40bps (4.830%)	10/23/2026	—	—	78,530	USD	861,899	78,530
Morgan Stanley & Co./ Upon Termination	Spirit AeroSystems Holdings, Inc.	Paid 1 Month-Federal Rate Plus 40bps (4.830%)	10/23/2026	—	—	181,765	USD	1,930,557	181,765
						$284,664			$284,664

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Amcor PLC	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	$—	$—	$(5,149)	USD	1,550,861	$(5,149)
Morgan Stanley & Co./ Upon Termination	Boeing Co.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	—	—	(275,186)	USD	3,062,692	(275,186)
Morgan Stanley & Co./ Upon Termination	Capital One Financial Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	—	—	(82,692)	USD	763,829	(82,692)
Morgan Stanley & Co./ Upon Termination	CoStar Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	—	—	(2,483)	USD	688,266	(2,483)
Morgan Stanley & Co./ Upon Termination	Renasant Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	—	—	(11,185)	USD	662,460	(11,185)
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2025	—	—	(68,825)	USD	1,512,339	(68,825)
Morgan Stanley & Co./ Upon Termination	Surmodics, Inc.	Paid 1 Month-Federal Rate Plus 40bps (4.830%)	10/23/2026	—	—	(124,301)	USD	1,095,905	(124,301)
						$(569,821)			$(569,821)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	4,320,123	CAD	6,111,910	Morgan Stanley & Co.	03/17/2025	$93,006
USD	643,124	DKK	4,585,600	Morgan Stanley & Co.	03/17/2025	4,815
USD	496,887	EUR	471,490	Morgan Stanley & Co.	03/17/2025	7,477
GBP	1,843,300	USD	2,285,339	Morgan Stanley & Co.	03/17/2025	33,280
USD	2,715,130	GBP	2,130,100	Morgan Stanley & Co.	03/17/2025	35,755
USD	240,191	NOK	2,686,700	Morgan Stanley & Co.	03/17/2025	1,654
USD	19	SEK	210	Morgan Stanley & Co.	03/17/2025	0
						$175,987

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,097,910	USD	1,472,349	Morgan Stanley & Co.	03/17/2025	$(21,393)
USD	742,675	DKK	5,360,300	Morgan Stanley & Co.	03/17/2025	(3,470)
EUR	5,430	USD	5,680	Morgan Stanley & Co.	03/17/2025	(44)
USD	5,601	EUR	5,430	Morgan Stanley & Co.	03/17/2025	(35)
GBP	440,600	USD	559,732	Morgan Stanley & Co.	03/17/2025	(5,517)
USD	2,021,180	GBP	1,621,400	Morgan Stanley & Co.	03/17/2025	(18,320)
USD	301,806	NOK	3,457,500	Morgan Stanley & Co.	03/17/2025	(5,165)
						$(53,944)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	83.20%
Jersey	3.55%
Canada	3.37%
United Kingdom	2.29%
Netherlands	2.25%
Denmark	1.73%
Norway	0.68%
Germany	0.60%
Switzerland	0.36%
Sweden	0.00	%(b)
Other Assets in Excess of Liabilities	1.97%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Aktieselskab is a Danish term for a stock-based corporation.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
DKK - Danish krone
EUR - Euro
GBP - British pound
NOK - Norwegian krone
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
SEK - Swedish krona
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following table summarizes AltShares Merger Arbitrage ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$4,176,897	$—	$—	$4,176,897
Auto Parts & Equipment	1,207,447	—	—	1,207,447
Banks	2,059,809	—	—	2,059,809
Biotechnology	3,297,304	—	—	3,297,304
Chemicals	2,862,307	—	—	2,862,307
Commercial Services	2,805,394	—	—	2,805,394
Computers & Computer Services	1,261,644	—	—	1,261,644
Distribution/Wholesale	2,922,648	—	—	2,922,648
Diversified Financial Services	2,105,231	—	—	2,105,231
Electric	3,692,113	—	—	3,692,113
Entertainment	1,506,479	—	—	1,506,479
Food	3,364,165	—	—	3,364,165
Healthcare - Products	4,166,016	—	—	4,166,016
Healthcare - Services	1,481,188	—	—	1,481,188
Lodging	1,814,011	—	—	1,814,011
Media	2,941,700	—	—	2,941,700
Oil & Gas Services	2,025,625	—	—	2,025,625
Packaging & Containers	3,098,868	—	—	3,098,868
Pharmaceuticals	19	—	—	19
Savings & Loans	769,218	—	—	769,218
Software	12,362,914	1,396,606	—	13,759,520
Telecommunications	3,998,358	—	0	3,998,358
Transportation	2,166,278	—	—	2,166,278
Short-Term Investments	11,563,748	—	—	11,563,748
TOTAL	$77,649,381	$1,396,606	$0	$79,045,987

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$175,987	$—	$175,987
Equity Swaps	284,664	—	—	284,664
Liabilities
Common Stocks*	(4,824,594)	—	—	(4,824,594)
Forward Foreign Currency Exchange Contracts	—	(53,944)	—	(53,944)
Equity Swaps	(569,821)	—	—	(569,821)
TOTAL	$(5,109,751)	$122,043	$—	$(4,987,708)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of February 28, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2025
Common Stock	$0	$-	$-	$-	$-	$-	$0	$-
Total	$0	$-	$-	$-	$-	$-	$0	$-

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 59.46%
Aerospace & Defense - 2.03%
Triumph Group, Inc.(a)(b)	4,000	$101,520

Banks - 1.78%
First Bancshares, Inc.	2,500	89,175

Biotechnology - 1.28%
Intra-Cellular Therapies, Inc.(a)	500	64,100

Chemicals - 1.46%
Arcadium Lithium PLC(a)	12,500	73,000

Commercial Services - 2.57%
Cross Country Healthcare, Inc.(a)	7,500	128,700

Distribution/Wholesale - 3.55%
H&E Equipment Services, Inc.(b)	1,848	177,223

Diversified Financial Services - 2.17%
CI Financial Corp.	5,000	108,450

Entertainment - 5.53%
Caesars Entertainment, Inc.(a)	1,500	49,830
Cinemark Holdings, Inc.(a)	2,000	51,220
Everi Holdings, Inc.(a)(b)	10,000	137,700
Penn Entertainment, Inc.(a)(c)	1,750	37,642
		276,392
Food - 2.49%
Kellanova(b)	1,500	124,350

Healthcare - Products - 1.87%
Patterson Cos., Inc.	3,000	93,420

Healthcare - Services - 2.76%
Amedisys, Inc.(a)(b)	1,500	138,000

Insurance - 2.66%
Enstar Group Ltd.(a)(b)	400	133,120

Internet - 0.76%
Uber Technologies, Inc.(a)(b)(c)	500	38,005

Iron/Steel - 3.62%
U.S. Steel Corp.(c)	4,500	180,990

Lodging - 2.47%
Marcus Corp.	2,000	36,680
Playa Hotels & Resorts NV(a)(b)	6,500	86,775
		123,455
Media - 1.53%
Paramount Global, Class B(c)	6,750	76,680

Oil & Gas - 2.04%
EQT Corp.	1,500	72,255
Hess Corp.	200	29,788
		102,043

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 59.46% (Continued)
Packaging & Containers - 1.44%
Berry Global Group, Inc.	1,000	$72,170

Retail - 0.43%
Foot Locker, Inc.(a)	1,250	21,650

Software - 11.75%
Altair Engineering, Inc., Class A(a)	1,000	111,600
ANSYS, Inc.(a)(b)	407	135,633
Aspen Technology, Inc.(a)	250	66,313
Logility Supply Chain Solutions, Inc.	8,000	113,040
Paycor HCM, Inc.(a)	3,107	69,379
SolarWinds Corp.(b)	5,000	91,550
		587,515
Telecommunications - 3.04%
Frontier Communications Parent, Inc.(a)	597	21,486
Juniper Networks, Inc.(b)(c)	3,600	130,320
		151,806
Transportation - 2.23%
Air Transport Services Group, Inc.(a)(b)	5,000	111,650

TOTAL COMMON STOCKS
(Cost $2,918,437)		2,973,414

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.21%
Auto Parts & Equipment - 1.23%
Dana, Inc.	06/15/2028	5.625%	$62,000	$61,769

Chemicals - 2.37%
LSF11 A5 HoldCo LLC(d)	10/15/2029	6.625%	115,000	118,460

Electric - 1.12%
Calpine Corp.(d)	03/15/2028	5.125%	57,000	56,152

Entertainment - 2.01%
Everi Holdings, Inc.(d)	07/15/2029	5.000%	100,000	100,414

Healthcare - Products - 1.13%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	54,000	56,295

Insurance - 0.75%
AssuredPartners, Inc.(d)	01/15/2029	5.625%	37,000	37,411

Packaging & Containers - 1.34%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(d)	10/15/2027	4.000%	67,000	67,149

Telecommunications - 3.26%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	154,000	162,807

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.21% (Continued)
TOTAL CORPORATE BONDS
(Cost $657,907)				$660,457

CONVERTIBLE CORPORATE BONDS - 2.64%
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc.(d)(f)(g)	05/15/2024	7.500%	365	11

Healthcare - Services - 0.61%
Accolade, Inc.	04/01/2026	0.500%	31,000	30,167

Internet - 0.54%
fuboTV, Inc.	02/15/2026	3.250%	28,000	27,020

Leisure Time - 1.49%
Liberty TripAdvisor Holdings, Inc.(d)	06/30/2051	0.500%	75,000	74,670

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $131,568)				131,868

	Shares	Value
RIGHTS(a) - 0.09%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(g)(h)	2,000	$894
Contra Abiomed, Inc. CVR, Expires 12/31/2030(g)(h)	200	320
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(g)(h)	415	1,079
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(g)(h)	639	2,369

TOTAL RIGHTS
(Cost $3,791)		4,662

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.24%
Put Options Purchased - 0.00%(e)
Dana, Inc.	03 /2025	$10.00	$2,974	2	$0
Paramount Global	07/ 2025	9.00	56,800	50	0

TOTAL PUT OPTIONS PURCHASED
(Cost $5,654)					0

Call Options Purchased - 0.24%
Bausch & Lomb Corp.	05 /2025	20.00	3,200	2	0
Penn Entertainment, Inc.	04 /2025	20.00	107,550	50	12,100

TOTAL CALL OPTIONS PURCHASED
(Cost $14,726)					12,100

TOTAL PURCHASED OPTIONS
(Cost $20,380)					12,100

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 21.31%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.297	%(i)	532,976	$532,976
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.419	%(i)	532,975	532,975
				1,065,951
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,065,951)				1,065,951

Total Investments - 96.95%
(Cost $4,798,034)				4,848,452

Other Assets in Excess of Liabilities - 3.05%(j)				152,686

NET ASSETS - 100.00%				$5,001,138

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written options or forward foreign currency exchange contracts. At February 28, 2025, the aggregate fair market value of those securities was $1,017,803, representing 20.35% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, these securities had a total value of $673,369 or 13.46% of net assets.
(e)	Less than 0.005% of net assets.
(f)	Security in default on interest payments.
(g)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2025, the total fair market value of these securities was $4,673, representing 0.09% of net assets.
(h)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,662 or 0.09% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,955
Total		$3,791

(i)	Rate shown is the 7-day effective yield as of February 28, 2025.
(j)	Includes cash held as collateral for short sales.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (3.52%)
COMMON STOCKS SOLD SHORT - (3.52%)
Banks - (1.81%)
Renasant Corp.	(2,500)	$(90,500)

Commercial Services - (0.68%)
Herc Holdings, Inc.	(238)	(34,148)

Healthcare - Products - (0.01%)
Bausch & Lomb Corp.	(32)	(512)

Software - (1.02%)
Synopsys, Inc.	(111)	(50,758)

TOTAL SECURITIES SOLD SHORT
(Proceeds $185,728)		$(175,918)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Juniper Networks, Inc.	03 /2025	$35.00	$(130,320)	(36)	$(10,080)
Paramount Global
	07 /2025	12.00	(12,496)	(11)	(374)
	06 /2025	12.00	(101,104)	(89)	(3,560)
Penn Entertainment, Inc.	04 /2025	27.50	(215,100)	(100)	(2,900)
U.S. Steel Corp.	03 /2025	40.00	(180,990)	(45)	(10,620)
Uber Technologies, Inc.
	03 /2025	75.00	(22,803)	(3)	(1,035)
	03 /2025	70.00	(15,202)	(2)	(1,390)
	03 /2025	72.50	(22,803)	(3)	(1,515)
United States Steel Corp.	03 /2025	42.00	(80,440)	(20)	(3,140)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $22,714)					(34,614)

Written Put Options
Penn Entertainment, Inc.	04 /2025	17.50	(107,550)	(50)	(2,000)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $1,949)					(2,000)

TOTAL WRITTEN OPTIONS
(Premiums received $24,663)					$(36,614)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Amcor PLC	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	$—	$—	$1,958	USD	75,328	$1,958
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	8,951	USD	85,522	8,951
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	2,868	USD	15,215	2,868
Morgan Stanley & Co./ Upon Termination	ChampionX Corp.	Paid 1 Month-Federal Rate Plus 50bps (4.830%)	10/23/2026	—	—	1,920	USD	117,280	1,920
Morgan Stanley & Co./ Upon Termination	Hess Corp.	Paid 1 Month-Federal Rate Plus 50bps (4.830%)	10/23/2026	—	—	13,803	USD	174,457	13,803
Morgan Stanley & Co./ Upon Termination	McGrath RentCorp	Paid 1 Month-Federal Rate Plus 50bps (4.830%)	10/23/2026	—	—	1,777	USD	25,917	1,777
						$31,277			$31,277

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	$—	$—	$(13,851)	USD	224,714	$(13,851)
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Rate Plus 50bps (4.830%)	10/23/2026	—	—	(9,529)	USD	62,840	(9,529)
						$(23,380)			$(23,380)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	294,135	CAD	419,180	Morgan Stanley & Co.	03/17/2025	$4,222

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	257,180	USD	181,314	Morgan Stanley & Co.	03/17/2025	$(3,443)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	87.79%
Canada	3.30%
Bermuda	2.66%
Netherlands	1.74%
Jersey	1.46%
Other Assets in Excess of Liabilities	3.05%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
LLC - Limited Liability Company
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following table summarizes AltShares Event-Driven ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,973,414	$—	$—	$2,973,414
Corporate Bonds*	—	660,457	—	660,457
Convertible Corporate Bonds
Auto Manufacturers	—	—	11	11
Healthcare - Services	—	30,167	—	30,167
Internet	—	27,020	—	27,020
Leisure Time	—	74,670	—	74,670
Rights	—	—	4,662	4,662
Purchased Options	12,100	—	—	12,100
Short-Term Investments	1,065,951	—	—	1,065,951
TOTAL	$4,051,465	$792,314	$4,673	$4,848,452

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,222	$—	$4,222
Equity Swaps	31,277	—	—	31,277
Liabilities
Common Stocks*	(175,918)	—	—	(175,918)
Written Options	(36,614)	—	—	(36,614)
Forward Foreign Currency Exchange Contracts	—	(3,443)	—	(3,443)
Equity Swaps	(23,380)	—	—	(23,380)
TOTAL	$(204,635)	$779	$—	$(203,856)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2025
Convertible Corporate Bonds	$-	$-	$-	$-	$-	$11	$-	$11	$-
Rights	4,394	-	268	-	-	-	-	4,662	268
Total	$4,394	$-	$268	$-	$-	$11	$-	$4,673	$268